DELAWARE VIP SMID CAP GROWTH SERIES
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP SMID CAP GROWTH SERIES DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.14%
Total annual series operating expenses		1.19%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.14%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series' average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

DELAWARE VIP® TRUST

Delaware VIP Smid Cap Growth Series
(the “Series”)

Supplement to the Series’ Service Class
Statutory Prospectus dated April 29, 2011

The following replaces the information in the section entitled, “WHAT ARE THE SERIES' FEES AND EXPENSES?” on page 2.

WHAT ARE THE SERIES' FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS	SERVICE
Management fees	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.14%
Total annual series operating expenses	1.19%
Fee waivers and expense reimbursements1	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements	1.14%

1
The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series’ average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.